EQUITY - Company’s Equity Instruments (Narrative) (Details)		12 Months Ended
	Sep. 12, 2025 vote $ / shares shares	Dec. 31, 2024 vote $ / shares	Dec. 31, 2023 vote $ / shares	Sep. 30, 2025 $ / shares	Mar. 31, 2024 $ / shares
Capital Unit [Line Items]
Common stock, par value per share (in USD per share)		$ 0.00001	$ 0.00001		$ 0.0001
Preferred stock, par value (in USD per share)		$ 0.00001	$ 0.00001
Number of votes for each share of common stock held | vote		1	1
Common Class A
Capital Unit [Line Items]
Common stock, par value per share (in USD per share)				$ 0.0001
Number of votes for each share of common stock held | vote	1
Convertible preferred stock, shares issued (in shares) | shares	113,910,905
Common Class A | IPO
Capital Unit [Line Items]
Number of shares issued (in shares) | shares	36,225,000
Sale of stock, price per share (in dollars per share)	$ 25.00
Common Class B
Capital Unit [Line Items]
Common stock, par value per share (in USD per share)				0.0001
Conversion of stock, shares converted (in shares) | shares	1,500,000
Number of votes for each share of common stock held | vote	10
Common Class B | Controlling Party
Capital Unit [Line Items]
Convertible preferred stock, shares issued (in shares) | shares	39,393,047
Blockchain Common Stock
Capital Unit [Line Items]
Common stock, par value per share (in USD per share)				0.0001
Convertible Preferred Stock
Capital Unit [Line Items]
Preferred stock, par value (in USD per share)				$ 0.0001